Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock International Dividend ETF
(the “Fund”)
Supplement dated January 10, 2025 to the Summary Prospectus, the
Prospectus and the Statement of Additional Information (“SAI”) of the Fund,
each dated November 18, 2024, as supplemented to date
On July 30, 2024, the Board of Trustees (the “Board”) of BlackRock ETF Trust, on behalf of the Fund, approved a change in the name of the Fund to “iShares International Dividend Active ETF.” This change is expected to become effective on February 19, 2025. The Fund is the successor to BlackRock International Dividend Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, as a result of a reorganization that occurred as of the close of trading on the New York Stock Exchange (“NYSE”) on November 15, 2024 in which the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund.
Accordingly, effective on February 19, 2025, the following change is made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
BlackRock International Dividend ETF is renamed iShares International Dividend Active ETF.

BlackRock International Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock International Dividend ETF
(the “Fund”)
Supplement dated January 10, 2025 to the Summary Prospectus, the
Prospectus and the Statement of Additional Information (“SAI”) of the Fund,
each dated November 18, 2024, as supplemented to date
On July 30, 2024, the Board of Trustees (the “Board”) of BlackRock ETF Trust, on behalf of the Fund, approved a change in the name of the Fund to “iShares International Dividend Active ETF.” This change is expected to become effective on February 19, 2025. The Fund is the successor to BlackRock International Dividend Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, as a result of a reorganization that occurred as of the close of trading on the New York Stock Exchange (“NYSE”) on November 15, 2024 in which the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund.
Accordingly, effective on February 19, 2025, the following change is made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
BlackRock International Dividend ETF is renamed iShares International Dividend Active ETF.